World Omni Auto Receivables Trust 2011-A	Exhibit 99.1
Monthly Servicer Certificate
August 31, 2012

Dates Covered
Collections Period	08/01/12 -08/31/12
Interest Accrual Period	08/15/12 -09/16/12
30/360 Days	30
Actual/360 Days	33
Distribution Date	09/17/12

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 07/31/12	429,965,599.36	30,925
Yield Supplement Overcollateralization Amount at 07/31/12	15,900,747.67	0

Receivables Balance at 07/31/12	445,866,347.03	30,925
Principal Payments	20,051,134.53	975
Defaulted Receivables	856,088.34	47
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 08/31/12	14,863,014.15	0

Pool Balance at 08/31/12	410,096,110.01	29,903

Pool Statistics	$ Amount	# of Accounts
Initial Receivables Balance	865,079,666.68	50,540

Delinquent Receivables:
Past Due 31-60 days	5,723,450.89	454
Past Due 61-90 days	1,602,029.89	121
Past Due 91 + days	337,007.67	17

Total	7,662,488.45	592

Total 31+ Delinquent as % Ending Pool Balance	1.87%

Recoveries	619,387.00

Aggregate Net Losses/(Gains) - August 2012	236,701.34

Overcollateralization Target Amount	24,605,766.60
Actual Overcollateralization	24,605,766.60

Weighted Average APR	3.62%
Weighted Average APR, Yield Adjusted	5.92%
Weighted Average Remaining Term	41.95

Flow of Funds	$ Amount

Collections	22,004,883.59
Advances	3,017.37
Investment Earnings on Cash Accounts	2,836.07
Servicing Fee	(371,555.29)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00

Available Funds	21,639,181.74

Distributions of Available Funds
(1) Class A Interest	408,451.53
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	47,310.65
(4) Second Priority Principal Distributable Amount	0.00
(5) Class C Interest	50,358.47
(6) Third Priority Principal Distributable Amount	0.00
(7) Required Reserve Account	0.00
(8) Noteholders’ Principal Distributable Amount	18,677,319.99
(9) Distribution to Certificateholders	2,455,741.10
(10) Remaining Amounts	0.00
Total Distributions of Available Funds	21,639,181.74

Servicing Fee	371,555.29
Unpaid Servicing Fee	—
Change in amount of the unpaid servicing fee from the prior period	—

Note Balances & Note Factors	$ Amount

Original Class A	749,995,000.00
Original Class B	24,366,000.00
Original Class C	24,367,000.00

Total Class A, B & C
Note Balance @ 08/15/12	404,167,663.40
Principal Paid	18,677,319.99
Note Balance @ 09/17/12	385,490,343.41

Class A-1
Note Balance @ 08/15/12	0.00
Principal Paid	0.00
Note Balance @ 09/17/12	0.00
Note Factor @ 09/17/12	0.0000000%

Class A-2
Note Balance @ 08/15/12	14,439,663.40
Principal Paid	14,439,663.40
Note Balance @ 09/17/12	0.00
Note Factor @ 09/17/12	0.0000000%

Class A-3
Note Balance @ 08/15/12	213,000,000.00
Principal Paid	4,237,656.59
Note Balance @ 09/17/12	208,762,343.41
Note Factor @ 09/17/12	98.0104899%

Class A-4
Note Balance @ 08/15/12	127,995,000.00
Principal Paid	0.00
Note Balance @ 09/17/12	127,995,000.00
Note Factor @ 09/17/12	100.0000000%

Class B
Note Balance @ 08/15/12	24,366,000.00
Principal Paid	0.00
Note Balance @ 09/17/12	24,366,000.00
Note Factor @ 09/17/12	100.0000000%

Class C
Note Balance @ 08/15/12	24,367,000.00
Principal Paid	0.00
Note Balance @ 09/17/12	24,367,000.00
Note Factor @ 09/17/12	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	506,120.65
Total Principal Paid	18,677,319.99

Total Paid	19,183,440.64

Class A-1
Coupon	0.29442%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.64000%
Interest Paid	7,701.15
Principal Paid	14,439,663.40

Total Paid to A-2 Holders	14,447,364.55

Class A-3
Coupon	1.11000%
Interest Paid	197,025.00
Principal Paid	4,237,656.59

Total Paid to A-3 Holders	4,434,681.59

Class A-4
Coupon	1.91000%
Interest Paid	203,725.38
Principal Paid	0.00

Total Paid to A-4 Holders	203,725.38

Class B
Coupon	2.33000%
Interest Paid	47,310.65
Principal Paid	0.00

Total Paid to B Holders	47,310.65

Class C
Coupon	2.48000%
Interest Paid	50,358.47
Principal Paid	0.00

Total Paid to C Holders	50,358.47

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.6336583
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	23.3838303

Total Distribution Amount	24.0174886

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000

Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0370248
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	69.4214587

Total A-2 Distribution Amount	69.4584835

A-3 Interest Distribution Amount	0.9250000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	19.8951014

Total A-3 Distribution Amount	20.8201014

A-4 Interest Distribution Amount	1.5916667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	1.5916667

B Interest Distribution Amount	1.9416667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	1.9416667

C Interest Distribution Amount	2.0666668
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000

Total C Distribution Amount	2.0666668

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	0.00
Noteholders’ Third Priority Principal Distributable Amount	0.00
Noteholders’ Principal Distributable Amount	1,000.00

Account Balances	$ Amount
Advances
Balance as of 07/31/12	73,929.03
Balance as of 08/31/12	76,946.40
Change	3,017.37

Reserve Account
Balance as of 08/15/12	2,064,965.17
Investment Earnings	262.52
Investment Earnings Paid	(262.52)
Deposit/(Withdrawal)	—
Balance as of 09/17/12	2,064,965.17
Change	—

Required Reserve Amount	2,064,965.17